Segment information - Property, plant and equipment by geographical location (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment by geographical location
Property, plant and equipment	$ 6,777,970	$ 6,523,403	$ 5,687,357
United States
Property, plant and equipment by geographical location
Property, plant and equipment	15	45	69
Europe
Property, plant and equipment by geographical location
Property, plant and equipment	1,603	137,778	125,339
Asia
Property, plant and equipment by geographical location
Property, plant and equipment	66	117	97
Hong Kong
Property, plant and equipment by geographical location
Property, plant and equipment	2,415	2,618	2,839
Mainland China
Property, plant and equipment by geographical location
Property, plant and equipment	$ 6,773,871	$ 6,382,845	$ 5,559,013